IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS	12 Months Ended
Dec. 31, 2024
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS
5.	IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS

Impairment charges

In accordance with IAS 36, Impairment of Assets, the Company carries out periodic impairment reviews of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalization during the year ended December 31 2024, the cost of capital, cash flow projections and net asset values across each of the Company’s cash-generating units.

The impact of the above items on the consolidated statement of operations for the year ended December 31, 2024, 2023, and 2022 are as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	612	3,772	733
Impairment of goodwill and other intangible assets (Note 12)	1,596	5,833	4,624
Impairment of prepayments (Note 17)	-	-	482
(Reversal)/Impairment of financial assets (Note 13)	(800)	1,500	-

Total impairment loss	1,408	11,105	5,839

Restructuring costs

During the year ended December 31, 2024, the Group undertook a comprehensive business transformation program aimed at improving long-term operational efficiency and aligning the organization with its strategic priorities. These changes were previously communicated to the market and include operationally profitability measures, organizational realignment, and changes to business unit structures.

As a result, the Group recognized restructuring costs of US$4.2 million (2023: US$nil) (2022: US$nil) which are presented separately in the consolidated statement of operations within ‘Selling, general and administrative expenses – Restructuring costs’.

The restructuring costs incurred during the year comprised the following:

December 31,
2024
US$’000
Nature of cost
Personnel related costs	1,216
Outsourcing costs	754
Site transfer costs	1,281
Inventory related costs	772
Other restructuring costs	158

Total restructuring costs	4,181

Included within Site transfer costs above is US$356,000 related to the impairment of plant & equipment arising as part of the restructuring program. Refer to Note 11. We have provided for additional restructuring costs of US$1.6 million as at December 31, 2024 (see Note 22).

Once off costs

During the year ended 31 December 2024, the Company incurred exceptional, non-trading costs totaling US$1.9 million, which is made up as follows:

In October 2024, the Company issued 650,000 American Depositary Shares (“ADSs”) to a corporate finance advisor as a non-refundable retainer fee in respect of advisory services provided in connection with a planned future equity raise. The fair value of the ADSs issued, amounting to US$1.1 million, was recognized directly in equity, with a corresponding charge recorded within the consolidated statement of operations as an exceptional cost.

During the year, the Company recognized a provision of US$0.7 million in respect of a legacy matter currently subject to resolution. Owing to the sensitive nature of ongoing discussions, further disclosure has been withheld in accordance with IAS 37.92, as the Directors believe such disclosure could seriously prejudice the Company’s position.